Annual Fund Operating Expenses (Financial Services Trust)	12 Months Ended
May 01, 2011
Series I, Financial Services Trust
Operating Expenses:
Share Class	Series I
Management fee	0.82%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.06%
Total fund operating expenses	0.93%
Series II, Financial Services Trust
Operating Expenses:
Share Class	Series II
Management fee	0.82%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.06%
Total fund operating expenses	1.13%
Series NAV, Financial Services Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.82%
Distribution and service (12b-1) fees	none
Other Expenses	0.06%
Total fund operating expenses	0.88%